Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term (years)
Finance leases	1 year 10 months 24 days	9 months 18 days
Operating leases	6 years 2 months 12 days	6 years 9 months 18 days
Weighted-average discount rate (%)
Finance leases	1.29%	3.10%
Operating leases	2.43%	2.79%